Share-based compensation - change in PSUs and RSUs (Details)				12 Months Ended
	Feb. 22, 2015 shares	Feb. 22, 2014 shares	Feb. 22, 2013 shares	Dec. 31, 2017 EUR (€) shares € / shares	Dec. 31, 2016 EUR (€) shares € / shares	Dec. 31, 2015 EUR (€) shares € / shares	Dec. 31, 2014 EUR (€) € / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested (in shares)	(2,333,333)	(2,333,333)	(2,333,333)
Performance share units, net income
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested (in shares)				11,379,445	7,356,550	0
Outstanding shares unvested (in euros per share) | € / shares				€ 5.89	€ 5.65	€ 8.78	€ 0.00
Anti-dilution adjustment (in shares)					65,751	4,001,962	0
Anti-dilution adjustment (in euros per share) | €					€ 5.62	€ 5.68	€ 0.00
Granted (in shares)				1,136,250	168,593	7,356,550
Granted (in euros per share) | €				€ 7.91	€ 3.61	€ 8.78
Vested (in shares)				(3,758,870)	0	0
Vested (in euros per share) | €				€ 5.65	€ 0.00	€ 0.00
Canceled (in shares)				0	(147,660)	0
Canceled (in euros per share) | €				€ 0.00	€ 5.83	€ 0.00
Forfeited (in shares)				(18,750)	0	0
Forfeited (in euros per share) | €				€ 7.91	€ 0.00	€ 0.00
Outstanding shares unvested (in shares)				8,803,826	11,379,445	7,356,550
Outstanding shares unvested (in euros per share) | € / shares				€ 5.89	€ 5.65	€ 8.78	€ 0.00
Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested (in shares)				11,379,446	7,356,550	0
Outstanding shares unvested (in euros per share) | € / shares				€ 10.58	€ 10.64	€ 16.52	€ 0.00
Anti-dilution adjustment (in shares)					65,750	4,001,962	0
Anti-dilution adjustment (in euros per share) | €					€ 10.58	€ 10.70	€ 0.00
Granted (in shares)				1,136,250	168,593	7,356,550
Granted (in euros per share) | €				€ 10.84	€ 6.71	€ 16.52
Vested (in shares)				(3,758,869)	0	0
Vested (in euros per share) | €				€ 10.63	€ 0.00	€ 0.00
Canceled (in shares)				0	(147,659)	0
Canceled (in euros per share) | €				€ 0.00	€ 10.84	€ 0.00
Forfeited (in shares)				(18,750)	0	0
Forfeited (in euros per share) | €				€ 10.84	€ 0.00	€ 0.00
Outstanding shares unvested (in shares)				8,803,827	11,379,446	7,356,550
Outstanding shares unvested (in euros per share) | € / shares				€ 10.58	€ 10.64	€ 16.52	€ 0.00
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested (in shares)				7,969,623	5,196,550	0
Outstanding shares unvested (in euros per share) | € / shares				€ 9.17	€ 8.69	€ 13.49	€ 0.00
Anti-dilution adjustment (in shares)					46,189	2,826,922	0
Anti-dilution adjustment (in euros per share) | €					€ 8.64	€ 8.74	€ 0.00
Granted (in shares)				2,293,940	94,222	6,816,550
Granted (in euros per share) | €				€ 10.43	€ 5.73	€ 13.90
Vested (in shares)				(2,671,939)	0	(1,620,000)
Vested (in euros per share) | €				€ 8.64	€ 0.00	€ 15.21
Canceled (in shares)				0	148,071	0
Canceled (in euros per share) | €				€ 0.00	€ 9.25	€ 0.00
Forfeited (in shares)				(37,500)	0	0
Forfeited (in euros per share) | €				€ 10.39	€ 0.00	€ 0.00
Outstanding shares unvested (in shares)				7,600,313	7,969,623	5,196,550
Outstanding shares unvested (in euros per share) | € / shares				€ 9.17	€ 8.69	€ 13.49	€ 0.00